CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($) $ in Thousands	12 Months Ended	13 Months Ended
	Aug. 31, 2022	Sep. 30, 2023
OPERATING ACTIVITIES
Net loss	$ (14,283)	$ (248,601)
Items not affecting operating cash:
Share-based compensation (Note 15 (iv))	5,127	5,727
Depreciation and amortization (Note 8 and Note 9)	24,907	26,188
Loss on disposal of property, plant and equipment and intangibles	6,580	418
Impairment of property, plant and equipment (Note 8)	4,495	165,255
Impairment of intangible assets and goodwill (Note 9)	0	44,856
Realized fair value on inventories sold and other inventory charges (Note 7)	35,204	56,187
Unrealized gain on changes in fair value of biological assets (Note 6)	(40,001)	(68,981)
Financing costs	429	301
Investment income	(1,487)	(3,993)
Share of loss from investments in associates (Note 17)	1,364	1,004
Change in fair value of contingent consideration (Note 16 (i))	(2,621)	(3,364)
Legal provision recovery (Note 12 and Note 23)	(310)	(75)
Change in fair value of derivative liabilities (Note 14)	(32,650)	(4,372)
Income tax expense (recovery) (Note 25)	(88)	(3,812)
Cash used in operating activities before working capital changes	(13,334)	(33,262)
Changes in non-cash working capital:
Net change in accounts and other receivables, biological assets, inventories, prepaid expenses and deposits	(37,656)	13,552
Net change in accounts payable and accrued liabilities, provisions and other liabilities	14,779	(19,068)
Net cash used in operating activities	(36,211)	(38,778)
FINANCING ACTIVITIES
Share issue costs	(85)	(19)
Payment of lease liabilities, net of sublease receipts (Note 16 (ii))	(931)	(750)
Payment of long-term debt (Note 13)	(82)	(87)
Stock options and top-up-rights exercised (Note 15 (iii))	6,426	39
Net cash (used in) provided by financing activities	5,328	(817)
INVESTING ACTIVITIES
Purchase of short-term investments (Note 4)	(15,000)	(10,000)
Proceeds from short-term investments (Note 4)	113,098	40,476
Investment income received	1,487	3,589
Investments in associates (Note 17)	(2,624)	0
Advances to restricted funds, net (Note 26)	4,289	8,927
Acquisition of subsidiary (Note 27)	(8,439)	0
Other financial assets (Note 10)	0	(8,647)
Proceeds on sale of property, plant and equipment	0	1,027
Purchase of property, plant and equipment (Note 8)	(48,748)	(29,142)
Purchase of intangible assets (Note 9)	(30)	(1,286)
Net cash provided by investing activities	44,033	4,944
(DECREASE) INCREASE IN CASH	13,150	(34,651)
CASH POSITION
Beginning of period	55,365	68,515
End of period	$ 68,515	$ 33,864